Guggenheim Core Bond Fund Average Annual Total Returns - A C Inst P Shares [Member]		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35% [1]
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.57%)	0.03%		1.66%
Performance Inception Date	Aug. 15, 1985
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.29%)	(1.50%)		0.19%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.94%)	(0.57%)		0.64%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.79%	0.11%		1.40%
Performance Inception Date	May 01, 2000
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	1.16%		2.45%
Performance Inception Date	Jan. 29, 2013
Class P
Prospectus [Line Items]
Average Annual Return, Percent		2.52%	0.84%	2.09%
Performance Inception Date	May 01, 2015

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[2]	Performance reflects return since inception of Class P shares.